NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Jun. 30, 2019
First Mortgage Loans Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		$ 1,868	$ 2,907
First Mortgage Loans Construction [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		1,868	2,907
First Mortgage Loans Construction [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		446	694
First Mortgage Loans Land Acquisition And Development [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		446	694
First Mortgage Loans Land Acquisition And Development [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		3,755	3,123
First Mortgage Loans Multifamily Dwellings [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		3,755	3,123
First Mortgage Loans Multifamily Dwellings [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		4,132	3,727
First Mortgage Loans Commercial [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable		4,132	3,727
First Mortgage Loans Commercial [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
Commercial Loans [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]	11	418
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]	11	418
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	[1]
Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable

[1]	Not secured by real estate.